                                                                                  CANADA LIFE OF NEW YORK
                                                                              VARIABLE ACCOUNT 2 PERFORMANCE
                                                                              ------------------------------

                                                               Average Annual Total Returns for Periods Ending June 30, 1999
                                                                                Assuming Contract Continues
[LOGO OF TRILLIUM A VARIABLE ANNUITY APPEARS HERE]
Issued by Canada Life Insurance Company of New York  Year-to-                                                 Since     Inception
PORTFOLIOS                                            Date*      1 Year       3 Year     5 Year   10 year   Inception     Date
----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
     Portfolio                                       20.07%      43.78%       29.40%         --        --     25.59%    10/4/94
----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology
     Portfolio                                       25.30       40.00        27.62          --        --     25.36      5/1/96
----------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                          (6.73)     (15.87)        1.72          --        --     12.46     10/4/94
----------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                   42.47       28.27           --          --        --     14.50      5/1/98
----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Smaller
     Companies Portfolio                              1.39       (7.68)        2.02          --        --      9.02     10/4/94
----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                            7.48       14.43        15.44       18.28%    14.06%    13.32     6/21/88
----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Growth
     Opportunities Portfolio                         13.50       14.82        13.98          --        --     13.15      5/1/96
----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                   10.37       10.15           --          --        --      7.68      5/1/98
----------------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                       9.88       19.68        19.60       19.64     14.80     14.34     6/21/88
----------------------------------------------------------------------------------------------------------------------------------
Seligman Henderson International
     Portfolio                                        3.73        0.97         8.33        7.98        --      8.34      5/3/93
----------------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                            (0.10)       1.14         7.07        7.73      7.58      7.69     6/21/88
----------------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                   (0.55)      (5.76)        6.46          --        --      7.34      5/1/95
----------------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                              (5.03)      (1.75)        3.83        4.57      4.61      4.61     6/21/88
----------------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio
     Current Yield 3.39%+                             1.61        3.56         3.72        3.63      3.45      3.52     6/21/88
----------------------------------------------------------------------------------------------------------------------------------

* Not annualized.

+ Annualized for the seven-day period ending June 30, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.50% as of June 30, 1999.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CINY) and provides a guarantee, by CINY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and change in political conditions. A portfolio that concentrate its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchases should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.

                            CANADA LIFE OF NEW YORK
                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

         Average Annual Total Returns for Periods Ending June 30, 1999
               Assuming Contract Is Surrendered at End of Period

                                                         Year-to-                                      Since   Inception
PORTFOLIOS                                                Date*     1 Year 3 Year  5 Year  10 Year   Inception   Date
------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
   Portfolio                                              14.67%   38.38%  28.50%    --       --       25.26%    10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology Portfolio            19.90     34.60  26.69     --       --       24.48      5/1/96
------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                              (12.13)   (21.27)  0.25     --       --       11.97     10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                        37.07     22.87     --     --       --        9.95      5/1/98
------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Smaller
   Companies Portfolio                                    (4.01)   (13.08)  0.56     --       --        8.46     10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                 2.08      9.03  14.31  18.00%   14.06%      13.32     6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Growth
   Opportunities Portfolio                                 8.10      9.42  12.81     --       --       12.05      5/1/96
------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                         4.97      4.75     --     --       --        3.08      5/1/98
------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                            4.48     14.28  18.54  19.38    14.80       14.34     6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Henderson International Portfolio                (1.67)    (4.43)  7.04   7.58       --        8.14      5/3/93
------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                 (5.50)    (4.26)  5.74   7.33     7.58        7.69     6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                        (5.95)   (11.16)  5.12     --       --        6.64      5/1/95
------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                  (10.43)    (7.15)  2.42   4.12     4.61        4.61     6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio Current Yield 3.39%+   (3.79)    (1.84)  2.30   3.15     3.45        3.52     6/21/88
------------------------------------------------------------------------------------------------------------------------

* Not annualized.

+ Annualized for the seven-day period ending June 30, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.50% as of June 30, 1999.

   Issued by: Canada Life Insurance Company of New York, 410 Saw Mill Road,
                         Suite 1010, Ardsley, NY 10502
New York Policy Forms 30099/30100 and 30125/30126 -- subject to state approval Distributed by: Seligman Advisors, Inc., 100 Park Avenue, New York, NY 10017
                              . (800) 221-2783

Shares of the Trillium portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency, and are subject to market fluctuations including possible loss of principal.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc. the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 6% Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

              RVA-NY 6/99               [RECYCLE LOGO] Printed on Recycled Paper